MERGER WITH FRONTLINE 2012 (Details 5) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Nov. 30, 2015
Business Acquisition [Line Items]
Current assets	$ 13	$ 3
Vessels and equipment, net	2,342,130	1,477,395
Vessels and equipment under capital lease, net	251,698	536,433
Investment in finance lease, long term portion	21,782	30,908
Short-term debt and current portion of long-term debt	(113,078)	(67,365)
Current portion of obligations under capital lease	(43,316)	(56,505)
Other current liabilities	(6,067)	(10,292)
Long-term debt	(1,467,074)	(914,592)
Obligations under capital lease, long term portion	(255,700)	(366,095)
Other non-current liabilities	$ (1,325)	$ (3,112)
Reverse acquisition [Member]
Business Acquisition [Line Items]
Cash and cash equivalents			$ 87,443
Current assets			145,601
Vessels and equipment, net			132,712
Vessels and equipment under capital lease, net			706,219
Favorable newbuilding contracts			16,523
Investment in finance lease, long term portion			41,468
Short-term debt and current portion of long-term debt			(4,004)
Current portion of obligations under capital lease			(96,123)
Other current liabilities			(91,250)
Long-term debt			(52,516)
Obligations under capital lease, long term portion			(453,007)
Other non-current liabilities			(99,768)
Fair value of net assets acquired and liabilities assumed			$ 333,298